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                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Janus Investment Fund (the "Registrant"). Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

     2. There are no changes to the Prospectuses and Statement of Additional Information from the forms of the Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 118 ("PEA No. 118") on February 28, 2006 pursuant to Rule 485(b) under the 1933 Act for the following portfolios:

          Janus Smart Portfolio - Growth
          Janus Smart Portfolio - Moderate
          Janus Smart Portfolio - Conservative

          (collectively, the "Portfolios")

     3.   The text of PEA No. 118 has been filed electronically.

DATED: March 3, 2006

                                        JANUS INVESTMENT FUND
                                        on behalf of the Portfolios


                                        By: /s/ Stephanie Grauerholz-Lofton
                                            ------------------------------------
                                            Stephanie Grauerholz-Lofton
                                            Chief Legal Counsel and Secretary